PROPERTY AND EQUIPMENT (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,940,000		$ 1,827,000	$ 2,731,000
Tangible Asset Impairment Charges, Total			896,000	268,000
Depreciation	113,000	177,000	393,000	662,000
Hardware Supplies [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment			1,297,000
Prior Period Reclassification Adjustment			293,000
Impairment Charge on Reclassified Assets			896,000
Property, Plant and Equipment, Other, Gross			$ 2,193,000